Segment Information, Geographic Data, and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%

Sales Revenue, Segment [Member]
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Year Ended December 31,
	2012	2011

United States	$495,547	$207,045
International:
Europe(1)	47,159	297,371
Asia	43,470	18,515

Total revenue	$586,176	$522,931

Net Assets, Geographic Area [Member]
Segment Information, Geographic Data, and Significant Customers (Tables) [Line Items]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2012	2011

United States	$690,454	$1,387,283
Malaysia	183,608	326,807

Total long-lived assets	$874,062	$1,714,090